Vessels, Port Terminals and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels, Port Terminals and Other Fixed Assets, Net

NOTE 4: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2021	$1,392,629	$(442,627)	$950,002
Additions	4,622	(26,201)	(21,579)
Balance June 30, 2022	$1,397,251	$(468,828)	$928,423

Deposits for Vessels and Port Terminals Acquisitions

As of June 30, 2022 and December 31, 2021, Navios Logistics had paid $765 and $713, respectively, for capitalized expenses for the development of its port operations in Port Murtinho region, Brazil, which was included in the interim condensed consolidated statement of financial position under the caption “Other long-term assets”.

During the first quarter of 2021, Navios Logistics completed the construction of six liquid barges. As of December 31, 2021 a total of $19,501 had been transferred to “Vessels, port terminals and other fixed assets, net” in the interim condensed consolidated statement of financial position, of which capitalized interest amounted to $1,062.

During the first quarter of 2021, Navios Logistics completed the construction of two new tanks in its liquid port terminal. As of December 31, 2021 a total of $1,843 had been transferred to “Vessels, port terminals and other fixed assets, net” in the interim condensed consolidated statement of financial position.

During the second quarter of 2021, Navios Logistics completed the installation of a crane in its Grain Port Terminal. As of December 31, 2021, a total of $3,803 was transferred to “Vessels, port terminals and other fixed assets, net” in the interim condensed consolidated statement of financial position.

Impairment Loss/ Loss on Sale of Vessels, Net

In July 2021, the Company completed the sale to Navios Partners of the Navios Azimuth, a 2011 built Capesize vessel of 179,169 dwt, for a sale price of $30,000. As of June 30, 2021, the impairment loss amounted to $9,104 (including $1,950 remaining carrying balance of dry dock and special survey costs) and is included in the interim condensed consolidated statements of comprehensive income under the caption “Impairment loss/ loss on sale of vessels, net”.

In June 2021, the Company completed the sale to Navios Partners of the Navios Ray, a 2012 built Capesize vessel of 179,515 dwt, and the Navios Bonavis, a 2009 built Capesize vessel of 180,022 dwt, for a sale price of $58,000. The loss due to sale amounted to $8,753 (including $1,775 remaining carrying balance of dry dock and special survey costs) and is included in the interim condensed consolidated statements of comprehensive income under the caption “Impairment loss/ loss on sale of vessels, net”.

In June 2021, the Company completed the sale to Navios Partners of the Navios Koyo, a 2011-built Capesize vessel, which was previously chartered-in by Navios Holdings, for a sale price of $28,500. The net sale proceeds were $8,500 and the gain due to sale amounted to $12,451 and is included in the interim condensed consolidated statements of comprehensive income under the caption “Impairment loss/ loss on sale of vessels, net”. Refer to Note 15 “Leases” to the interim condensed consolidated financial statements.

In June 2021, the Company completed the sale to an unrelated third party of the Navios Serenity, a 2011 built Handysize vessel of 34,690 dwt, for a net sale price of $10,388. The loss due to sale amounted to $6,957 (including $11 remaining carrying balance of dry dock and special survey costs) and is included in the interim condensed consolidated statements of comprehensive income under the caption “Impairment loss/ loss on sale of vessels, net”.

In March 2021, the Company completed the sale to Navios Partners of the Navios Centaurus, a 2012 built Panamax vessel of 81,472 dwt, and the Navios Avior, a 2012 built Panamax vessel of 81,355 dwt, for a sale price of $39,250, including working capital adjustments, amounting to $5,766. The loss due to sale amounted to $13,498 (including $495 remaining carrying balance of dry dock and special survey costs) and is included in the interim condensed consolidated statements of comprehensive income under the caption “Impairment loss/ loss on sale of vessels, net”.

In February 2021, the Company completed the sale to an unrelated third party of the Navios Astra, a 2006-built Ultra Handymax vessel of 53,468 dwt, for a net sale price of approximately $6,644.

Vessel Acquisitions of Navios Logistics

In the fourth quarter of 2020, Navios Logistics signed a purchase agreement with an unrelated third party for the acquisition of three pushboats and 18 tank barges (the “Navios Logistics 2020 Fleet”), for a purchase price of $30,000. The acquisition was completed on March 22, 2021. As of December 31, 2021, a total of $31,960 was transferred to “Vessels, port terminals and other fixed assets, net” in the interim condensed consolidated statement of financial position.

Since 2018, Navios Logistics acquired approximately 9.0 hectares of undeveloped land located in the Port Murtinho region of Brazil. Navios Logistics plans to develop this land for its port operations, for a total cost of $1,580.